Schedule of Exercise Price of Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member] - shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	1,448	8,583	16,175
Vest Price $26.20 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options		8,583
Exercise Price $31.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options			16,175